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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08547

                         Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Disciplined Growth Fund

 Schedule of Investments 11/30/2014 (unaudited)

 Shares

 Value

 COMMON STOCKS - 96.6%

 Energy - 3.0%

 Oil & Gas Equipment & Services - 0.9%

 224,010

 Halliburton Co.

 $

 9,453,222

 Oil & Gas Exploration & Production - 2.1%

 298,716

 Cabot Oil & Gas Corp.

 $

 9,869,577

 151,067

 EOG Resources, Inc.

 13,100,530

 $

 22,970,107

 Total Energy

 $

 32,423,329

 Materials - 2.2%

 Commodity Chemicals - 0.8%

 110,978

 LyondellBasell Industries NV

 $

 8,751,725

 Specialty Chemicals - 1.4%

 139,815

 Ecolab, Inc.

 $

 15,232,844

 Total Materials

 $

 23,984,569

 Capital Goods - 7.3%

 Electrical Components & Equipment - 2.0%

 321,982

 Eaton Corp. Plc

 $

 21,840,039

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 81,987

 Cummins, Inc.

 $

 11,938,947

 Industrial Machinery - 4.2%

 354,354

 Ingersoll-Rand Plc

 $

 22,345,563

 171,691

 Parker-Hannifin Corp.

 22,153,290

 $

 44,498,853

 Total Capital Goods

 $

 78,277,839

 Transportation - 4.7%

 Airlines - 2.4%

 531,176

 American Airlines Group, Inc.

 $

 25,777,971

 Railroads - 2.3%

 209,926

 Union Pacific Corp.

 $

 24,513,059

 Total Transportation

 $

 50,291,030

 Consumer Durables & Apparel - 0.7%

 Apparel, Accessories & Luxury Goods - 0.7%

 61,629

 PVH Corp.

 $

 7,835,511

 Total Consumer Durables & Apparel

 $

 7,835,511

 Consumer Services - 3.0%

 Hotels, Resorts & Cruise Lines - 1.1%

 151,706

 Marriott International, Inc.

 $

 11,952,916

 Restaurants - 1.9%

 242,056

 Starbucks Corp.

 $

 19,657,368

 Total Consumer Services

 $

 31,610,284

 Media - 7.8%

 Broadcasting - 0.8%

 149,919

 CBS Corp. (Class B)

 $

 8,227,555

 Cable & Satellite - 2.0%

 145,624

 Time Warner Cable, Inc.

 $

 21,738,751

 Movies & Entertainment - 5.0%

 279,930

 The Walt Disney Co.

 $

 25,896,324

 316,001

 Time Warner, Inc.

 26,898,005

 $

 52,794,329

 Total Media

 $

 82,760,635

 Retailing - 4.7%

 Home Improvement Retail - 4.7%

 215,124

 Lowe's Companies, Inc.

 $

 13,731,365

 362,919

 The Home Depot, Inc.

 36,074,149

 $

 49,805,514

 Total Retailing

 $

 49,805,514

 Food & Staples Retailing - 2.3%

 Drug Retail - 2.3%

 263,340

 CVS Health Corp.

 $

 24,058,742

 Total Food & Staples Retailing

 $

 24,058,742

 Food, Beverage & Tobacco - 5.8%

 Brewers - 2.1%

 285,420

 Molson Coors Brewing Co. (Class B)

 $

 22,077,237

 Packaged Foods & Meats - 1.0%

 73,724

 Keurig Green Mountain, Inc.

 $

 10,479,129

 Tobacco - 2.7%

 455,915

 Lorillard, Inc.

 $

 28,786,473

 Total Food, Beverage & Tobacco

 $

 61,342,839

 Household & Personal Products - 2.2%

 Personal Products - 2.2%

 893,820

 Coty, Inc.

 $

 18,090,917

 137,416

 Nu Skin Enterprises, Inc.

 5,743,989

 $

 23,834,906

 Total Household & Personal Products

 $

 23,834,906

 Health Care Equipment & Services - 7.2%

 Health Care Equipment - 1.3%

 135,415

 Covidien Plc

 $

 13,676,915

 Health Care Distributors - 2.6%

 341,549

 Cardinal Health, Inc.

 $

 28,071,912

 Health Care Services - 1.6%

 211,179

 Express Scripts Holding Co. *

 $

 17,559,534

 Managed Health Care - 1.7%

 202,045

 Aetna, Inc.

 $

 17,626,406

 Total Health Care Equipment & Services

 $

 76,934,767

 Pharmaceuticals, Biotechnology & Life Sciences - 10.1%

 Biotechnology - 6.8%

 348,812

 Celgene Corp. *

 $

 39,656,436

 333,716

 Gilead Sciences, Inc. *

 33,478,389

 $

 73,134,825

 Pharmaceuticals - 3.3%

 123,426

 AbbVie, Inc.

 $

 8,541,079

 244,681

 Johnson & Johnson

 26,486,718

 $

 35,027,797

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 108,162,622

 Diversified Financials - 1.3%

 Investment Banking & Brokerage - 1.3%

 392,754

 Morgan Stanley Co.

 $

 13,817,086

 Total Diversified Financials

 $

 13,817,086

 Software & Services - 19.1%

 Internet Software & Services - 11.4%

 423,472

 eBay, Inc. *

 $

 23,240,143

 304,263

 Facebook, Inc. *

 23,641,235

 47,834

 Google, Inc. (Class A) *

 26,264,693

 47,834

 Google, Inc. (Class C)

 25,917,896

 427,467

 Yahoo!, Inc. *

 22,117,143

 $

 121,181,110

 Data Processing & Outsourced Services - 2.5%

 104,704

 Visa, Inc.

 $

 27,033,526

 Systems Software - 5.2%

 1,153,292

 Microsoft Corp.

 $

 55,138,891

 Total Software & Services

 $

 203,353,527

 Technology Hardware & Equipment - 9.6%

 Communications Equipment - 1.4%

 114,000

 F5 Networks, Inc. *

 $

 14,727,660

 Computer Storage & Peripherals - 8.2%

 531,975

 Apple, Inc.

 $

 63,267,786

 807,946

 EMC Corp.

 24,521,161

 $

 87,788,947

 Total Technology Hardware & Equipment

 $

 102,516,607

 Semiconductors & Semiconductor Equipment - 2.6%

 Semiconductors - 2.6%

 195,888

 Analog Devices, Inc.

 $

 10,703,320

 379,725

 Xilinx, Inc.

 17,254,704

 $

 27,958,024

 Total Semiconductors & Semiconductor Equipment

 $

 27,958,024

 Telecommunication Services - 3.0%

 Integrated Telecommunication Services - 3.0%

 623,684

 Verizon Communications, Inc.

 $

 31,552,174

 Total Telecommunication Services

 $

 31,552,174

 TOTAL COMMON STOCKS

 (Cost $744,030,019)

 $

 1,030,520,005

 TOTAL INVESTMENT IN SECURITIES - 96.6%

 (Cost $744,030,019) (a)

 $

 1,030,520,005

 OTHER ASSETS & LIABILITIES - 3.4%

 $

 36,794,592

 TOTAL NET ASSETS - 100.0%

 $

 1,067,314,597

 *

 Non-income producing security.

 (a)

 At November 30, 2014, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $745,401,204 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 288,624,842

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (3,506,041)

 Net unrealized appreciation

 $

 285,118,801

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,030,520,005

$
-

$
-

$
1,030,520,005

 Total

$
1,030,520,005

$
-

$
-

$
1,030,520,005

 During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust XII By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date January 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date January 29, 2015 * Print the name and title of each signing officer under his or her signature.